Net Earnings (Loss) Per Share (Details) - Schedule of basic and diluted per share - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted per share [Abstract]
Basic earnings (loss) per share	$ 0.14	$ (0.19)
Diluted earnings (loss) per share	$ 0.13	$ (0.19)